Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Nov. 26, 2013	Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	WAFD
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		101,784,671
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,819,289,605